Derivative Instruments and Other Hedging Activities - Reconciliation of Gross Amounts in Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Derivative assets
Gross derivative assets	$ 29,056	$ 28,804
Gross amounts not offset in the Balance Sheet, derivatives	(12,469)	(9,677)
Gross amounts not offset in the Balance Sheet, collateral	0	0
Net derivative assets	16,587	19,127
Derivative liabilities
Gross derivative liabilities	16,191	21,244
Gross amounts not offset in the Balance Sheet, derivatives	(12,469)	(9,677)
Gross amounts not offset in the Balance Sheet, collateral	(552)	(1,892)
Net derivative liabilities	3,170	9,675
Written and purchased options
Derivative assets
Gross derivative assets	8,610	8,085
Gross amounts not offset in the Balance Sheet, derivatives	0	0
Gross amounts not offset in the Balance Sheet, collateral	0	0
Net derivative assets	8,610	8,085
Designated as Hedging Instruments | Interest rate contracts
Derivative assets
Gross derivative assets	20,446
Gross amounts not offset in the Balance Sheet, derivatives	(12,469)
Gross amounts not offset in the Balance Sheet, collateral	0
Net derivative assets	7,977
Derivative liabilities
Gross derivative liabilities	0	525
Gross amounts not offset in the Balance Sheet, derivatives	0	0
Gross amounts not offset in the Balance Sheet, collateral	0	(181)
Net derivative liabilities	0	344
Not Designated as Hedging Instruments | Interest rate contracts
Derivative assets
Gross derivative assets		20,719
Gross amounts not offset in the Balance Sheet, derivatives		(9,677)
Gross amounts not offset in the Balance Sheet, collateral		0
Net derivative assets		11,042
Derivative liabilities
Gross derivative liabilities	16,191	20,719
Gross amounts not offset in the Balance Sheet, derivatives	(12,469)	(9,677)
Gross amounts not offset in the Balance Sheet, collateral	(552)	(1,711)
Net derivative liabilities	$ 3,170	$ 9,331